Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

Note 10 – Debt

The Company’s long-term debt obligations consisted of the following (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Senior Secured Convertible Notes	$—	$—
Other	500	637
Total debt	500	637
Less: Deferred financing costs	—	—
Less: Current maturities(1)	(250)	(125)
Long-term portion	$250	$512
(1)	Current maturities of debt are recorded within accrued expenses and other current liabilities on the condensed consolidated balance sheets.

Senior Secured Convertible Notes

On May 21, 2020, the Company issued $108.1 million in aggregate principal amount of senior secured convertible notes (D-1 Convertible Notes) pursuant to the Note Purchase Agreement (Purchase Agreement), dated May 21, 2020. The total net proceeds from the D-1 Convertible Notes offering, after deducting debt issuance costs paid by the Company was $105.9 million. The notes were to mature on June 20, 2023, but were converted into approximately $140.4 million Series D-1 preferred units immediately prior to the consummation of the Reverse Recapitalization on December 6, 2021 (see Note 1, Description of Business).

The D-1 Convertible Notes accrued cash interest daily at 3% per annum, payable annually in arrears on the anniversary date of the initial closing date. Additionally, the D-1 Convertible Notes accrued payment in kind interest fees (PIK interest) equal to 7% per annum, which was capitalized by adding the full amount of PIK interest to the principal balance on each anniversary date of the initial closing.

Revolving Credit Facility

In October 2021, the Company, through a wholly-owned subsidiary (the Borrower), and certain of its subsidiaries (collectively, the “Guarantors”) entered into a credit agreement with JPMorgan Chase Bank N.A. and the other lenders party thereto from time to time.

The credit agreement, as subsequently amended in December 2021 (as amended, the “Credit Agreement"; capitalized terms used herein and not otherwise defined are used as defined in the Credit Agreement), provides for a senior secured revolving credit facility in an aggregate principal amount of $105.0 million and a sub-facility for letters of credit in aggregate face amount of $40.0 million, which reduces borrowing availability under the revolving credit facility. Proceeds may be used for working capital and general corporate purposes. The Credit Agreement matures on October 7, 2026.

Borrowings under the Revolving Credit Facility are subject to interest, determined as follows:

●	Alternate Base Rate (ABR) borrowings accrue interest at a rate per annum equal to the ABR plus a margin of 1.50%. The ABR is equal to the greatest of (i) the Prime Rate, (ii) the NYFRB Rate plus 0.50%, and (iii) the Adjusted LIBO Rate for a one-month interest period plus 1.0%, subject to a 1.0% floor.
●	Eurocurrency borrowings accrue interest at a rate per annum equal to the Adjusted LIBO Rate plus a margin of 2.50%. The Adjusted LIBO Rate is calculated based on the applicable LIBOR for U.S. dollar deposits, subject to a 0.0% floor, multiplied by a fraction, the numerator of which is one and the denominator of which is one minus the maximum effective reserve percentage for Eurocurrency funding.

Borrowings under the Revolving Credit Facility do not amortize and are due and payable on October 7, 2026. Amounts outstanding under the Revolving Credit Facility may be voluntarily prepaid at any time and from time to time, in whole or in part, without premium or penalty. In addition to paying interest on the principal amounts outstanding under the Revolving Credit Facility, the Company is required to pay a commitment fee on unused amounts at a rate of 0.25% per annum. The Company is also required to pay customary letter of credit and agency fees.

The Credit Agreement contains a number of covenants that, among other things and subject to certain exceptions, restrict the ability of the Borrower and its restricted subsidiaries to:

●	create, incur, assume or permit to exist any debt or liens;
●	merge into or consolidate or amalgamate with any other person, or permit any other person to merge into or consolidate with it, or liquidate or dissolve;
●	make or hold certain investments;
●	sell, transfer, lease, license or otherwise dispose of its assets, including equity interests (and, in the case of restricted subsidiaries, the issuance of additional equity interests);
●	pay dividends or make certain other restricted payments;
●	substantively alter the character of the business of the Borrower and its restricted subsidiaries, taken as a whole; and
●	sell, lease or otherwise transfer any property or assets to, or purchase, lease or otherwise acquire any property or assets from, or otherwise engage in any other transactions with, any of its affiliates.

In addition, beginning on June 30, 2022, the Borrower and its restricted subsidiaries will be required to maintain a minimum amount of consolidated revenue, measured on a trailing four-quarter basis, as of the last date of each fiscal quarter, provided that such covenant will only apply if, on such date, the aggregate principal amount of outstanding borrowings under the Revolving Credit Facility and letters of credit (excluding undrawn amounts under any letters of credit in an aggregate face amount of up to $20.0 million and letters of credit that have been cash collateralized) exceeds 35% of the then-outstanding revolving commitments. The Borrower will also be required to maintain liquidity of at least $15.0 million as of the last date of each fiscal quarter beginning on June 30, 2022.

The obligations of the Borrower and the Guarantors are secured by first-priority liens on substantially all of the assets of the Borrower and the Guarantors. As of March 31, 2022 and December 31, 2021, there were no amounts outstanding under the Credit Agreement, and the Company was in compliance with all covenants under the agreement.

Note 10 — Debt

The Company’s long-term debt obligations consisted of the following (in thousands):

	As of December 31,
	2021	2020
Senior Secured Convertible Notes	$—	$112,793
Other	637	764
Total debt	637	113,557
Less: deferred financing costs	—	1,743
Less: current maturities(1)	125	125
Long-term portion	$512	$111,689
(1)	Current maturities of debt are recorded within accrued expenses and other current liabilities on the consolidated balance sheets.

As of December 31, 2021, the future maturities of long-term debt are expected to be repaid in amounts ranging from $0.1 million to $0.3 million per year.

Senior Secured Convertible Notes

On May 21, 2020, the Company issued $108.1 million in aggregate principal amount of senior secured convertible notes (D-1 Convertible Notes) pursuant to the Note Purchase Agreement (Purchase Agreement), dated May 21, 2020. The total net proceeds from the D-1 Convertible Notes offering, after deducting debt issuance costs paid by the Company was $105.9 million. The proceeds of the D-1 Convertible Notes were used to enhance the Company’s liquidity position and for general corporate purposes. The notes were to mature on June 20, 2023 but were converted into approximately 140.4 million Series D-1 preferred units immediately prior to the consummation of the Reverse Recapitalization on December 6, 2021 (see Note 3, Reverse Recapitalization).

The D-1 Convertible Notes accrued cash interest daily at 3% per annum, payable annually in arrears on the anniversary date of the initial closing date. Upon the occurrence and during the continuance of an event of default, as defined in the Purchase Agreement, the cash interest rate would have increased by an amount equal to two (2) percent per annum. Additionally, the D-1 Convertible Notes accrued payment in kind interest fees (PIK interest) equal to 7% per annum, which was capitalized by adding the full amount of PIK interest to the principal balance on each anniversary date of the initial closing.

The D-1 convertible notes were guaranteed by the Company and its existing and future subsidiaries and were secured by first priority lien on substantially all of the assets of the Company and guarantors.

The Company was permitted to prepay the D-1 Convertible Notes, in whole, but not in part, (a) at any time with the consent of the Purchasers holding at least 51% of the outstanding principal amount of the D-1 convertible notes at such time and (b) at the time of consummation of any Change in Control or Initial Public Offering (IPO) by written notice (a “Prepayment Notice”) to the Purchasers.

Upon exercise of the prepayment feature in accordance with the Purchase Agreement, the Company would be required to pay the outstanding principal balance of the D-1 Convertible Notes plus the applicable prepayment premium. The prepayment premium determined in accordance with the Purchase Agreement is the positive difference of (A) the product of (1) 1.5 multiplied by (2) the original principal amount the D-1 Convertible Notes minus (B) the sum of (1) outstanding principal (including, without limitation, any PIK Interest capitalized on or prior to the date of such prepayment or repayment) and interest plus (2) all Cash Interest and the amount of any principal, in the case of this clause (2), actually paid prior to such date.

At any time following the initial issuance, any purchaser of the D-1 Convertible Notes had the right, but not the obligation to, convert all or any portion of the principal of the D-1 Convertible Notes (including PIK interest capitalized), all accrued but unpaid cash interest, and in connection with a change in control, IPO or pre-payment, the discounted present value of all required remaining scheduled interest payments due on such notes from such date through the maturity date, using a discount rate as defined by the Purchase Agreement, into Series D-1 preferred units at a conversion rate of $1 per unit.In July 2021, the Company notified the administrative agent under the Purchase Agreement of the Company’s election to pre-pay the D-1 Convertible Notes in full contingent upon the consummation of the Reverse Recapitalization and, in response, each holder of the D-1 Convertible Notes exercised their conversion option concurrent with the Reverse Recapitalization, which required the discounted present value of all remaining scheduled interest payments to be included in the conversion amount. Accordingly, the D-1 Convertible Notes converted into approximately 140.4 million Series D-1 preferred units immediately prior to the consummation of the Reverse Recapitalization on December 6, 2021. In connection with the conversion, the Company recorded incremental interest expense of $19.6 million in the consolidated statement of operations.

Revolving Credit Facility

In October 2021, the Company, through a wholly-owned subsidiary (the Borrower), and certain of its subsidiaries (collectively, the “Guarantors”) entered into a credit agreement with JPMorgan Chase Bank N.A. and the other lenders party thereto from time to time.

The credit agreement, as subsequently amended in December 2021 (as amended, the “Credit Agreement”; capitalized terms used herein and not otherwise defined are used as defined in the Credit Agreement), provides for a senior secured revolving credit facility in an aggregate principal amount of $105.0 million and a sub-facility for letters of credit in aggregate face amount of $40.0 million, which reduces borrowing availability under the revolving credit facility. Proceeds may be used for working capital and general corporate purposes. The Credit Agreement matures on October 7, 2026.

Borrowings under the Revolving Credit Facility are subject to interest, determined as follows:

●	Alternate Base Rate (ABR) borrowings accrue interest at a rate per annum equal to the ABR plus a margin of 1.50%. The ABR is equal to the greatest of (i) the Prime Rate, (ii) the NYFRB Rate plus 0.50%, and (iii) the Adjusted LIBO Rate for a one-month interest period plus 1.0%, subject to a 1.0% floor.
●	Eurocurrency borrowings accrue interest at a rate per annum equal to the Adjusted LIBO Rate plus a margin of 2.50%. The Adjusted LIBO Rate is calculated based on the applicable LIBOR for U.S. dollar deposits, subject to a 0.0% floor, multiplied by a fraction, the numerator of which is one and the denominator of which is one minus the maximum effective reserve percentage for Eurocurrency funding.

Borrowings under the Revolving Credit Facility do not amortize and are due and payable on October 7, 2026. Amounts outstanding under the Revolving Credit Facility may be voluntarily prepaid at any time and from time to time, in whole or in part, without premium or penalty. In addition to paying interest on the principal amounts outstanding under the Revolving Credit Facility, the Company is required to pay a commitment fee on unused amounts at a rate of 0.25% per annum. The Company is also required to pay customary letter of credit and agency fees.

The Credit Agreement contains a number of covenants that, among other things and subject to certain exceptions, restrict the ability of the Borrower and its restricted subsidiaries to:

●	create, incur, assume or permit to exist any debt or liens;
●	merge into or consolidate or amalgamate with any other person, or permit any other person to merge into or consolidate with it, or liquidate or dissolve;
●	make or hold certain investments;
●	sell, transfer, lease, license or otherwise dispose of its assets, including equity interests (and, in the case of restricted subsidiaries, the issuance of additional equity interests);
●	pay dividends or make certain other restricted payments;
●	substantively alter the character of the business of the Borrower and its restricted subsidiaries, taken as a whole; and
●	sell, lease or otherwise transfer any property or assets to, or purchase, lease or otherwise acquire any property or assets from, or otherwise engage in any other transactions with, any of its affiliates.

In addition, beginning on the last day of the second full fiscal quarter ending after the effective date of the Revolving Credit Facility, the Borrower and its restricted subsidiaries will be required to maintain a minimum amount of consolidated revenue, measured on a trailing four-quarter basis, as of the last date of each fiscal quarter, provided that such covenant will only apply if, on such date, the aggregate principal amount of outstanding borrowings under the Revolving Credit Facility and letters of credit (excluding undrawn amounts under any letters of credit in an aggregate face amount of up to $20.0 million and letters of credit that have been cash collateralized) exceeds 35% of the then-outstanding revolving commitments. The Borrower will also be required to maintain liquidity of at least $15.0 million as of the last date of each fiscal quarter beginning with the second full fiscal quarter ending after the effective date of the December 2021 amendment to the Credit Agreement.

The obligations of the Borrower and the Guarantors are secured by first-priority liens on substantially all of the assets of the Borrower and the Guarantors. As of December 31, 2021, there were no amounts outstanding under the Credit Agreement, and the Company was in compliance with all covenants under the agreement.

Paycheck Protection Program

In April 2020, the Company entered into a $10.0 million note payable with J.P. Morgan pursuant to the Paycheck Protection Program (PPP Loan) under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) and returned the entire outstanding balance plus interest in May 2020.

Prior to the acquisition, TurnKey entered into a $6.4 million note payable pursuant to the Paycheck Protection Program under the CARES act. Pursuant to the Contribution Agreement, the prior shareholders were required to set aside an amount equal to the PPA loan obligation in an escrow account for the possible repayment of the obligation assumed by the Company. The total loan obligation was repaid by the prior shareholders in full in June 2021.